Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	33	73
Fair value, continuous unrealized loss position for less than 12 months	$ 153,348	$ 309,915
Unrealized losses, continuous unrealized loss position for less than 12 months	(2,485)	(16,836)
Number of issues, continuous unrealized loss position for 12 months or more	30	54
Fair value, continuous unrealized loss position for 12 months or more	153,266	265,980
Unrealized losses, continuous unrealized loss position for 12 months or more	(22,806)	(58,621)
Total unrealized losses	(25,291)	(75,457)
Municipal
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		1
Fair value, continuous unrealized loss position for less than 12 months		4,750
Unrealized losses, continuous unrealized loss position for less than 12 months		(688)
Number of issues, continuous unrealized loss position for 12 months or more	6	14
Fair value, continuous unrealized loss position for 12 months or more	45,374	76,961
Unrealized losses, continuous unrealized loss position for 12 months or more	(9,040)	(13,474)
Total unrealized losses	(9,040)	(14,162)
Corporate
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	27	59
Fair value, continuous unrealized loss position for less than 12 months	116,512	211,256
Unrealized losses, continuous unrealized loss position for less than 12 months	(2,068)	(7,927)
Number of issues, continuous unrealized loss position for 12 months or more	13	17
Fair value, continuous unrealized loss position for 12 months or more	54,442	85,680
Unrealized losses, continuous unrealized loss position for 12 months or more	(5,156)	(16,362)
Total unrealized losses	(7,224)	(24,289)
Foreign government
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1
Fair value, continuous unrealized loss position for less than 12 months	9,854
Unrealized losses, continuous unrealized loss position for less than 12 months	(94)
Total unrealized losses	(94)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	2	2
Fair value, continuous unrealized loss position for less than 12 months	33	7,245
Unrealized losses, continuous unrealized loss position for less than 12 months		(93)
Number of issues, continuous unrealized loss position for 12 months or more	4	13
Fair value, continuous unrealized loss position for 12 months or more	19,497	34,973
Unrealized losses, continuous unrealized loss position for 12 months or more	(915)	(4,806)
Total unrealized losses	(915)	(4,899)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	1	8
Fair value, continuous unrealized loss position for less than 12 months	1,995	66,380
Unrealized losses, continuous unrealized loss position for less than 12 months	(6)	(8,005)
Number of issues, continuous unrealized loss position for 12 months or more	5	8
Fair value, continuous unrealized loss position for 12 months or more	21,115	57,789
Unrealized losses, continuous unrealized loss position for 12 months or more	(6,754)	(20,791)
Total unrealized losses	(6,760)	(28,796)
Asset-backed securities ("ABS")
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months		3
Fair value, continuous unrealized loss position for less than 12 months		20,284
Unrealized losses, continuous unrealized loss position for less than 12 months		(123)
Number of issues, continuous unrealized loss position for 12 months or more	2	2
Fair value, continuous unrealized loss position for 12 months or more	12,838	10,577
Unrealized losses, continuous unrealized loss position for 12 months or more	(941)	(3,188)
Total unrealized losses	(941)	(3,311)
Fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	31	73
Fair value, continuous unrealized loss position for less than 12 months	128,394	309,915
Unrealized losses, continuous unrealized loss position for less than 12 months	(2,168)	(16,836)
Number of issues, continuous unrealized loss position for 12 months or more	30	54
Fair value, continuous unrealized loss position for 12 months or more	153,266	265,980
Unrealized losses, continuous unrealized loss position for 12 months or more	(22,806)	(58,621)
Total unrealized losses	(24,974)	(75,457)
Equity securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	2
Fair value, continuous unrealized loss position for less than 12 months	24,954
Unrealized losses, continuous unrealized loss position for less than 12 months	(317)
Total unrealized losses	(317)
Investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	23	47
Fair value, continuous unrealized loss position for less than 12 months	107,042	283,775
Unrealized losses, continuous unrealized loss position for less than 12 months	(1,359)	(15,369)
Number of issues, continuous unrealized loss position for 12 months or more	17	31
Fair value, continuous unrealized loss position for 12 months or more	99,235	181,867
Unrealized losses, continuous unrealized loss position for 12 months or more	(11,525)	(36,656)
Total unrealized losses	(12,884)	(52,025)
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Number of issues, continuous unrealized loss position for less than 12 months	8	26
Fair value, continuous unrealized loss position for less than 12 months	21,352	26,140
Unrealized losses, continuous unrealized loss position for less than 12 months	(809)	(1,467)
Number of issues, continuous unrealized loss position for 12 months or more	13	23
Fair value, continuous unrealized loss position for 12 months or more	54,031	84,113
Unrealized losses, continuous unrealized loss position for 12 months or more	(11,281)	(21,965)
Total unrealized losses	$ (12,090)	$ (23,432)